COMMITMENTS - Additional Bridge Financing (Details)		12 Months Ended
	Nov. 21, 2023 USD ($) D $ / shares	Dec. 31, 2023 USD ($) D $ / shares	Sep. 30, 2024 $ / shares	Jun. 24, 2024 $ / shares
Note Payable
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Conversion price of convertible notes | $ / shares			$ 2.00
Maximum reset of conversion price (in dollars per share) | $ / shares	$ 2.00
Digital Health Acquisition Corp.
Note Payable
Share price trigger to determine reset of conversion price | $ / shares	$ 3
Proceeds from note payable		$ 240,000
Additional Bridge Promissory note | Digital Health Acquisition Corp.
Note Payable
Interest expense paid and recorded		12,642
Change in fair value		(2,726)
Additional Bridge Promissory note | Bridge Investor | Bridge Letter Agreement | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)	10.00%
Aggregate principal amount	$ 166,667
Aggregate subscription amount	150,000
Notes purchased on the date of signing	111,111
Notes purchased on the later date	$ 55,556
Annual fixed interest rate (in percentage)	8.00%
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Conversion price of convertible notes | $ / shares	10.00
Share price trigger to determine reset of conversion price | $ / shares	$ 10.00
Threshold percentage of stock price trigger to determine reset of conversion price	95.00%
Number of trading days to determine reset of conversion price | D	10
Maximum reset of conversion price (in dollars per share) | $ / shares	$ 2.00
Payments for optional prepayment as percentage of outstanding obligation	110.00%
Default interest rate (as a percent)	24.00%
Mandatory default penalty (as a percent)	125.00%
Amount allocated to the principal balance of the note		$ 100,000
Threshold percentage of stock price trigger to determine amortization conversion price		95.00%
Number of trading days to determine amortization payment | D		10
Minimum conversion price to make amortization payment | $ / shares		$ 2.00
Proceeds from note payable	$ 100,000
Original issued discount expensed	11,111
Aggregate current value	$ 100,000	$ 102,726
Interest expense paid and recorded		12,642
Change in fair value		$ 2,726